Right-of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2022
Right-of-Use Assets and Lease Liabilities [Abstract]
Right-of-Use Assets and Lease Liabilities

8.      Right-of-Use Assets and Lease Liabilities

The Group leases several facilities under non-cancelable operating leases with no right of renewal. Our leases have original lease periods expiring between 2023 and 2027. The lease agreements generally do not contain any material residual value guarantees or material restrictive covenants.

	2022		2021
	Cost	Accumulated Depreciation	Cost	Accumulated Depreciation
Right-of-use assets	$1,926,936	$570,482	$1,698,049	$182,208
Net book value		$1,356,454		$1,515,841

Operating lease costs for the year ended December 31, 2022 was $564,842 (2021 — $102,607) and are included in general and administration expenses in the consolidated statement of comprehensive loss.

As of December 31, 2022, the weighted-average remaining lease term and weighted-average incremental borrowing rate for the operating leases were 3.26 years and 2.35%, respectively (2021 — 4.43 years and 2.10%).

The following shows the undiscounted cash flows for the remaining years under the lease arrangement as at December 31, 2022.

2023	$599,154
2024	296,339
2025	261,461
2026	264,883
2027	26,468
1,448,305
Less: imputed interest*	29,195
1,419,110
Current portion	$583,186
Long-term portion	$835,924

*        Imputed interest represents the difference between undiscounted cash flows and cash flows